Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share
The following table presents earnings per share for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Numerator
Net Income (Loss) Available to Common Stockholders	$3,120,284	$1,205,913	$1,133,595

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	-	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,439,258	8,439,258	8,439,258

Earnings (Loss) Per Share - Basic	$0.37	$0.14	$0.13

Earnings (Loss) Per Share - Diluted	$0.37	$0.14	$0.13